PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 97.0%
Aerospace & Defense — 2.7%
Airbus SE (France)	20,203	$2,698,465
Raytheon Technologies Corp.	19,917	1,950,472
		4,648,937
Automobile Components — 1.4%
Aptiv PLC*	14,913	1,673,090
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	17,364	751,340
		2,424,430
Automobiles — 3.2%
General Motors Co.	45,176	1,657,056
Tesla, Inc.*	17,888	3,711,044
		5,368,100
Banks — 4.3%
Bank of America Corp.	59,995	1,715,857
JPMorgan Chase & Co.	21,758	2,835,285
PNC Financial Services Group, Inc. (The)	12,471	1,585,064
Truist Financial Corp.	33,740	1,150,534
		7,286,740
Biotechnology — 2.1%
AbbVie, Inc.	14,976	2,386,725
Vertex Pharmaceuticals, Inc.*	3,910	1,231,924
		3,618,649
Broadline Retail — 4.9%
Amazon.com, Inc.*	46,693	4,822,920
MercadoLibre, Inc. (Brazil)*	2,656	3,500,767
		8,323,687
Building Products — 1.6%
Johnson Controls International PLC	46,042	2,772,649
Capital Markets — 2.1%
Blackstone, Inc.(a)	12,429	1,091,763
Goldman Sachs Group, Inc. (The)	7,471	2,443,839
		3,535,602
Chemicals — 2.0%
Linde PLC	9,601	3,412,579
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	5,532	2,748,685
Walmart, Inc.	27,385	4,037,918
		6,786,603
Electric Utilities — 1.1%
NextEra Energy, Inc.	24,335	1,875,742
Energy Equipment & Services — 0.9%
Schlumberger NV	32,065	1,574,392
Entertainment — 1.2%
Netflix, Inc.*	5,833	2,015,185
Financial Services — 2.7%
Adyen NV (Netherlands), 144A*	544	866,825
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	10,050	$3,652,271
		4,519,096
Ground Transportation — 1.7%
Union Pacific Corp.	14,498	2,917,867
Health Care Equipment & Supplies — 0.5%
Dexcom, Inc.*	7,392	858,803
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	5,121	2,420,133
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. (Class A Stock)*	7,811	971,688
McDonald’s Corp.	8,322	2,326,915
		3,298,603
Insurance — 3.6%
Chubb Ltd.	18,685	3,628,253
MetLife, Inc.	43,009	2,491,942
		6,120,195
Interactive Media & Services — 4.4%
Alphabet, Inc. (Class A Stock)*	26,484	2,747,185
Alphabet, Inc. (Class C Stock)*	16,798	1,746,992
Meta Platforms, Inc. (Class A Stock)*	13,633	2,889,378
		7,383,555
IT Services — 0.5%
Snowflake, Inc. (Class A Stock)*(a)	5,464	843,041
Life Sciences Tools & Services — 1.3%
Lonza Group AG (Switzerland)	1,171	704,942
Thermo Fisher Scientific, Inc.	2,525	1,455,334
		2,160,276
Machinery — 0.7%
Deere & Co.	2,797	1,154,825
Multi-Utilities — 1.4%
NiSource, Inc.	83,406	2,332,032
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips	61,698	6,121,059
Personal Care Products — 1.2%
L’Oreal SA (France)	4,527	2,022,857
Pharmaceuticals — 9.5%
AstraZeneca PLC (United Kingdom), ADR	57,732	4,007,178
Bristol-Myers Squibb Co.	40,728	2,822,858
Eli Lilly & Co.	17,334	5,952,842
Novo Nordisk A/S (Denmark), ADR	21,159	3,367,243
		16,150,121
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.*(a)	36,099	3,538,063
ASML Holding NV (Netherlands)	4,202	2,860,343
Broadcom, Inc.	3,148	2,019,568
Lam Research Corp.	3,851	2,041,492
NVIDIA Corp.	21,305	5,917,890
NXP Semiconductors NV (China)	9,603	1,790,720
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PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	13,307	$1,697,707
		19,865,783
Software — 10.2%
Cadence Design Systems, Inc.*	9,596	2,016,024
Crowdstrike Holdings, Inc. (Class A Stock)*	3,961	543,687
Microsoft Corp.	39,744	11,458,195
Palo Alto Networks, Inc.*	4,225	843,901
Salesforce, Inc.*	11,732	2,343,819
		17,205,626
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	34,048	5,614,515
Textiles, Apparel & Luxury Goods — 4.7%
Lululemon Athletica, Inc.*	6,241	2,272,910
LVMH Moet Hennessy Louis Vuitton SE (France)	4,969	4,561,088
NIKE, Inc. (Class B Stock)	8,704	1,067,458
		7,901,456
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.*	14,064	2,037,030

Total Common Stocks (cost $125,235,233)		164,570,168
Preferred Stock — 0.7%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	8,873	1,138,843
(cost $891,896)

Total Long-Term Investments (cost $126,127,129)		165,709,011
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,679,005	3,679,005
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $4,058,403; includes $4,049,803 of cash collateral for securities on loan)(b)(wa)	4,060,059	$4,058,029

Total Short-Term Investments (cost $7,737,408)		7,737,034

TOTAL INVESTMENTS—102.3% (cost $133,864,537)		173,446,045

Liabilities in excess of other assets — (2.3)%		(3,876,024)

Net Assets — 100.0%		$169,570,021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,081,423; cash collateral of $4,049,803 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2